February 1, 2006



Ms. Vanessa Robertson
Staff Accountant
United States Securities And Exchange Commission
Washington, D.C 20549


RE: Your letter dated January 30, 2006


Dear Ms. Robertson,

         Please accept this letter and the accompanying revised Form 8K (with
Exhibit 16) as the response by United Medicorp, Inc. ("UMC") to the comments included in your letter dated January 30, 2006 (the Letter"). If you have any further comments or questions regarding UMC's compliance with applicable disclosure requirements, please let me know.

1) Relative to the comments under Item 4.01(a) paragraph 1 of the Letter, we have amended the first paragraph under Item 4.01 (a) of the accompanying Form 8K so as to clearly state that Hein & Associates LLP ("Hein") resigned as UMC's certifying accountant.

2) Relative to your comments under Item 4.01 (a) paragraph 2 of the Letter, we have amended the third paragraph under Item 4.01 (a) of the accompanying form 8K so as to clearly state that Hein's report on UMC's financial statements for the years ended 12/31/2003 and 12/31/2004 did not contain an adverse opinion or a disclaimer of opinion nor was Hein's report qualified or modified as to uncertainty, audit scope or accounting principles.

3) Relative to your comments under Item 4.01 (a) paragraph 3 of the Letter, we have amended the third paragraph under Item 4.01(a) of the accompanying Form 8K so as to clearly state that during the fiscal years ended 12/31/2003 and 12/31/2004 and during the ensuing interim period through January 24, 2006, there were no disagreements with Hein on any matter of accounting principles or practices, financial disclosure, or auditing scope or procedure.

4) Relative to your request that UMC obtain an updated Exhibit 16 letter from Hein stating that they agree with the changes made in our revised Form 8K, we have done that. Please note that Hein has included a date in their letter as you requested.

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In connection with our response to your comments, please be advised that UMC management acknowledges that:

a) UMC is responsible for the adequacy and accuracy of the disclosures in this filing.

b) SEC staff comments or changes to disclosure made by us in response to staff comments do not foreclose the Commission from taking action with respect to this filing, and

c) UMC may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


         I understand that the Division of Enforcement has access to all of the information I have provided to the Staff of Corporation Finance. Thank you very much for your assistance with this matter.


Best Regards,

/s/ Peter W. Seaman

Peter W. Seaman
Chairman and Chief Executive Officer
(Principal Accounting Officer)
United Medicorp, Inc.



Copy: Hein & Associates LLP



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